Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 5,610,548	R$ 3,943,307
Total financial assets	321,697,974	229,197,214
Total financial assets at fair value through profit or loss	196,185,210	127,015,678
Financial assets at fair value through profit or loss, classified as held for trading	149,985,414	103,282,212
Derivative financial assets	46,199,796	23,733,466
Total financial assets at fair value through other comprehensive income	50,879,981	44,062,950
Investments in equity instruments designated at fair value through other comprehensive income	50,879,981	44,062,950
Financial assets at amortised cost	74,632,783	58,118,586
Financial Assets At Amortized Cost Securities	2,836,146	6,855,421
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	22,057,137	14,888,978
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,499,097	2,932,319
Trade receivables	778,943	681,190
Financial Assets At Amortized Cost Loan Operations	29,228,463	28,551,935
Other financial assets	13,232,997	4,208,743
Other assets	10,657,119	7,811,962
Current tax assets	452,555	245,214
Right-of-use assets	313,141	281,804
Prepayments	4,363,233	4,418,263
Other non-financial assets	5,528,190	2,866,681
Deferred tax assets	2,887,935	2,104,128
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	3,518,779	3,108,660
Property, plant and equipment	449,956	373,362
Intangible assets and goodwill	2,634,449	2,502,045
Assets	347,456,760	249,040,678
Total financial liabilities	257,965,004	171,237,146
Total financial liabilities at fair value through profit or loss	55,301,063	45,208,490
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	15,253,376	20,423,074
Derivative financial liabilities	40,047,687	24,785,416
Financial liabilities at amortised cost	202,663,941	126,028,656
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,779,721	33,340,511
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	18,474,978	16,943,539
Financing Instruments Payables	95,248,482	60,365,590
Trade payables	763,465	948,218
Borrowings	1,666,432	2,199,422
Other financial liabilities	14,730,863	12,231,376
Other liabilities	69,179,229	58,266,331
Social And Statutory Obligations	1,310,911	1,146,127
Payables On Social Security And Taxes	417,668	559,647
Net defined benefit liability	66,224,387	56,409,075
Provisions	146,173	97,678
Other non-financial liabilities	1,080,090	53,804
Deferred tax liabilities	265,290	86,357
Total liabilities	327,409,523	229,589,834
Total equity attributable to owners of parent	20,043,557	19,449,352
Issued capital	26	26
Capital reserve	20,939,689	19,189,994
Accumulated other comprehensive income	(673,978)	376,449
Treasury shares	(222,180)	(117,117)
Non-controlling interests	3,680	1,492
Total equity	20,047,237	19,450,844
Total equity and liabilities	R$ 347,456,760	R$ 249,040,678